Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Mar. 17, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Loss Contingencies [Line Items]
Contract liabilities				$ 16,235	$ 0
Revenues and other	[1]			2,299,658	2,429,614	$ 1,941,330
Service Revenues - Fee Based [Member]
Loss Contingencies [Line Items]
Revenues and other				1,905,728
Western Gas Partners, LP [Member]
Loss Contingencies [Line Items]
Liability for remediation and reclamation obligations				1,700	1,800
Rent expense associated with office, warehouse and equipment leases				$ 56,500	$ 45,500	$ 37,800
Western Gas Partners, LP [Member] | DBJV Arbitration [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Contract liabilities							$ 7,500
Western Gas Partners, LP [Member] | DBJV Arbitration [Member] | Settled Litigation [Member] | Service Revenues - Fee Based [Member]
Loss Contingencies [Line Items]
Revenues and other			$ 7,500
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member] | DBJV Arbitration [Member]
Loss Contingencies [Line Items]
Percentage ownership interest		50.00%
Percentage third-party ownership interest		50.00%

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.